Intangible assets and goodwill - Summary of Intangible Assets and Goodwill Attributable to Significant Cash-Generating Units (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 12,749	€ 12,395
Goodwill	4,687	4,514
Iberia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	4,289	4,289
Goodwill	1,275	1,275
Australia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	2,510	2,596
Goodwill	1,412	1,397
Great Britain
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,760	1,680
Goodwill	198	200
Germany
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,060	1,060
Goodwill	748	748
Pacific
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	821	816
Goodwill	518	524
Philippines
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	440	0
Goodwill	€ 276	€ 0